UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:    September 30, 2004

Check here if Amendment          [   ];    Amendment Number:
This Amendment (Check only one.):          [   ]   is a restatement
                                           [   ]   adds new holding entries

Institutional Investment Manager Filing this report:

Name:      Lloyds TSB Offshore Limited
Address:   PO Box 195
           7 Bond Street
           St Helier
           Jersey JE4 8RS

13F File Number:    028-10892

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorised to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      K J Hawkins
Title:     Director of Group Financial Control and Shared Services
Phone:     (+44) 20 7356 1363
Signature: /s/ K J Hawkins


Date:      10th November 2004

Report Type (check only one.):

[   ]      13F HOLDINGS REPORT.
[ X ]      13F NOTICE.
[   ]      13F COMBINATION REPORT.

List of other Managers reporting for this Manager:
           Lloyds TSB Bank plc